Income Tax Expenses - Summary of Deferred Income Tax (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 306,902	$ 713,413	$ 330,985
Deferred tax liabilities	(7,583,008)	(8,113,070)	(6,954,383)
Total	(7,276,106)	(7,399,657)	(6,623,398)
Loss carryforward from subsidiary [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143,235	365,995	285,526
Leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,684	56,287
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54,081	126,957	32,842
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(23,383)	(5,994)	(2,115)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,311
Deferred tax liabilities		(54,340)	(44,733)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,353,939)	(6,092,226)	(6,275,493)
Borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,978)	(1,476)	(3,797)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(756,617)	(808,974)	(595,790)
Other Liabilities [members]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,668
Deferred tax liabilities		(3,551)	(11,278)
Taxes payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,445,822)	(1,146,495)
Accounts payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		136,689
Salaries and social security contributions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,567
Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,106	16,984	1,969
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(269)	(14)	(21,177)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,250	$ 10,501	$ 10,648